Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Entity Registrant Name	dei_EntityRegistrantName	Unified Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001199046
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Mar. 29, 2024
Prospectus Date	rr_ProspectusDate	Mar. 29, 2024
AUER GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Auer Growth Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 134% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	134.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of common stocks traded on major U.S. exchanges, markets and bulletin boards that SBAuer Funds, LLC, the Fund’s adviser (the “Adviser”), believes present the most favorable potential for capital appreciation. In selecting stocks for the Fund’s portfolio, the Adviser reviews public companies’ financial statements to determine those companies that report substantial sales and earnings growth over the prior twelve months, plus a relatively low price to earnings ratio. After identifying these stocks, the Adviser focuses its review on secondary criteria including, but not limited to, earnings per share growth, earnings outlook, competitive position, and the balance sheet of each individual company. The Adviser typically purchases common stocks of companies that have a relatively low price to earnings ratio, as determined by the Adviser.

On an ongoing, daily basis, the Adviser monitors any new publicly available financial statements of the Fund’s portfolio companies and upgrades the portfolio by moving assets into those stocks deemed by the Adviser to have the highest potential for growth at the time of analysis. This upgrading process is designed to invest the Fund’s assets in stocks that demonstrate superior growth characteristics relative to their peers, as determined by the Adviser using its proprietary screening process.

In addition to common stocks, the Fund may invest in other equity securities, including equity real estate investment trusts (REITs), publicly-traded master limited partnerships and royalty trusts. The Fund may invest directly in foreign equity securities traded on U.S. exchanges, markets, and bulletin boards, or through American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs) traded on U.S. stock exchanges.

The Adviser uses a multi-cap strategy that can invest in issuers of any market capitalization. This multi-cap strategy, coupled with the Fund’s focus on growth opportunities, means that the Fund will at times be heavily weighted towards small- and micro-cap companies. Small-cap companies typically have market capitalizations of less than $2 billion, while micro-cap companies typically have market capitalizations of less than $750 million.

The Fund’s composition is determined by the Adviser’s proprietary quantitative screening process, which seeks the most attractive growth opportunities regardless of market sector. This may cause the Fund to be overweighted in certain market sectors in comparison to the Fund’s benchmark, the S&P 500 Index, and other more broadly diversified mutual funds. The sectors in which the Fund may be overweighted are expected to vary at different points in the economic cycle. The Fund will invest in securities that meet the Fund’s investment criteria without regard to whether they are considered to be growth or value stocks.

Although the Fund aims to be fully invested, a portion of the Fund’s portfolio may be allocated to cash, money market funds or short-term debt instruments. By keeping some cash or cash equivalents, the Fund may be able to meet shareholder redemptions without selling stocks and realizing gains and losses. However, the Fund may have difficulty meeting its investment objective if holding a significant cash position.

The Adviser engages in active trading of the Fund’s portfolio securities due to its investment strategy and, as a result, the Fund experiences a high portfolio turnover rate.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.

Annual Total Return (years ended December 31st)

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(888) 711-AUER (2837)
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://sbauerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best/Worst quarterly results during this time period were:
Best Quarter:	2nd Quarter, 2020, 22.20%
Worst Quarter:	1st Quarter, 2020, (34.91)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.91%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of December 31, 2023)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the Indices would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (888) 711-AUER (2837), a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at https://sbauerfunds.com.

AUER GROWTH FUND | S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	26.29%	[1]
5 Years	rr_AverageAnnualReturnYear05	15.69%	[1]
10 Years	rr_AverageAnnualReturnYear10	12.03%	[1]
AUER GROWTH FUND | Risks Not Insured [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	An investment in the Fund is not insured or guaranteed by any government agency.
AUER GROWTH FUND | Risk Loses Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
AUER GROWTH FUND | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.

AUER GROWTH FUND | Market And Geopolitical Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate and climate related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets. There is a risk that you may lose money by investing in the Fund.

AUER GROWTH FUND | Equity Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Equity Securities Risk. The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

AUER GROWTH FUND | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Active Management Risk. The Fund is actively-managed and is thus subject to management risk. The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. Investments selected using the Adviser’s quantitative model may perform differently from the market as a whole.

AUER GROWTH FUND | Growth Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Growth Risk. The Fund invests in companies that appear to be growth-oriented companies. If the Adviser’s perceptions of a company’s growth potential are wrong, the securities purchased may not perform as expected, causing losses that will reduce the Fund’s return.

AUER GROWTH FUND | Value Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Value Risk. The Fund seeks to invest in securities that are trading at a low price to earnings ratio based on the Adviser’s estimate of the company’s intrinsic value. The market may not agree with the Adviser’s estimate, and the security may not perform as expected. For example, a security’s price may not increase to what the Adviser believes is its full value, and may decrease in value.

AUER GROWTH FUND | Issuer Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer Risk. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund’s portfolio. The value of an individual company can be more volatile than the market as a whole.

AUER GROWTH FUND | Small And Mid Size Company Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Small- and Mid-Size Company Risk. Small-cap and mid-size companies involve greater risk of loss and price fluctuation than larger companies. Their securities may also be less liquid and more volatile. As a result, the Fund could have greater difficulty buying or selling a security of a small-cap or mid-size issuer at a favorable price, especially in periods of market volatility.

AUER GROWTH FUND | Micro Capitalization Stock Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Micro Capitalization Stock Risk. Micro capitalization companies may be newly formed or have limited product lines, distribution channels and financial and managerial resources. The risks associated with those investments are generally greater than those associated with investments in the securities of larger, more established companies. This may cause the Fund’s net asset value to be more volatile when compared to investment companies that focus only on large capitalization companies.

AUER GROWTH FUND | R E I T Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	REIT Risk. REIT risks include possible declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; (e) the costs and potential losses of self-liquidation of one or more holdings; (f) the possibility of failing to maintain exemptions from securities registration; and, (g) in many cases, relatively small market capitalizations, which may result in less market liquidity and greater price volatility.

AUER GROWTH FUND | Sector Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Sector Concentration Risk. The Fund may focus its investments in securities of a particular sector. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

AUER GROWTH FUND | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover rate may result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect the Fund’s performance.

AUER GROWTH FUND | Foreign Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Foreign Securities Risk. Investment in securities of foreign issuers (whether directly or through ADRs or GDRs) involves certain special risks. Foreign issuers may not be subject to the same degree of regulation as U.S. issuers. In addition to credit and market risk, investments in foreign securities involve sovereign risk, which includes fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in those countries. There may be less publicly available information about a foreign company than about a U.S. company, and accounting, auditing and financial reporting standards and requirements may not be comparable. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transaction costs of investing in foreign securities markets are generally higher than in the U.S. and there is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. The Fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or its shareholders. Depositary receipts do not eliminate all of the risks associated with direct investment in the securities of foreign issuers. The Fund’s investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

AUER GROWTH FUND | Depositary Receipt Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign- based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

AUER GROWTH FUND | Currency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.

AUER GROWTH FUND | Royalty Trust Publicly Traded Master Limited Partnership Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Royalty Trust/Publicly Traded Master Limited Partnership Risk. Investments in royalty trusts and/or publicly traded master limited partnerships (“MLPs”) are subject to various risks related to the underlying operating companies controlled by such trusts or MLPs, including dependence upon specialized management skills and the risk that such companies may lack or have limited operating histories. The success of the Fund’s investments also will vary depending on the underlying industry represented by the MLP’s or royalty trust’s portfolio. For example, when the Fund invests in oil royalty trusts or MLPs that invest in oil and gas companies, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Conversely, royalty trusts or MLPs that invest in real estate typically are subject to risks similar to those of a REIT. Unlike ownership of common stock of a corporation, the Fund would have limited voting rights and have no ability annually to elect directors in connection with its investment in a MLP or a royalty trust.

AUER GROWTH FUND | M L P Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	MLP Tax Risk. MLPs, typically, do not pay U.S. federal income tax at the partnership level. Instead, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to an MLP that is not taxed as a corporation.

AUER GROWTH FUND | Issuer Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock
●	Issuer Cybersecurity Risk. Issuers of securities in which the Fund invests, counterparties with which the Fund engages in transactions, exchange and other financial market operators, banks, brokers, dealers and other financial institutions may experience cybersecurity breaches. These breaches may result in harmful disruptions to operations and may negatively impact the financial condition of an issuer or market participant. The Fund and its shareholders could be negatively impacted as a result.

AUER GROWTH FUND | AUER GROWTH FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AUERX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.07%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	649
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,114
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,400
Annual Return 2014	rr_AnnualReturn2014	(10.30%)
Annual Return 2015	rr_AnnualReturn2015	(13.58%)
Annual Return 2016	rr_AnnualReturn2016	6.65%
Annual Return 2017	rr_AnnualReturn2017	28.75%
Annual Return 2018	rr_AnnualReturn2018	(25.63%)
Annual Return 2019	rr_AnnualReturn2019	27.96%
Annual Return 2020	rr_AnnualReturn2020	(1.85%)
Annual Return 2021	rr_AnnualReturn2021	45.11%
Annual Return 2022	rr_AnnualReturn2022	9.97%
Annual Return 2023	rr_AnnualReturn2023	21.29%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	21.29%
5 Years	rr_AverageAnnualReturnYear05	19.44%
10 Years	rr_AverageAnnualReturnYear10	6.76%
AUER GROWTH FUND | AUER GROWTH FUND | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.56%
5 Years	rr_AverageAnnualReturnYear05	18.62%
10 Years	rr_AverageAnnualReturnYear10	6.40%
AUER GROWTH FUND | AUER GROWTH FUND | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.05%
5 Years	rr_AverageAnnualReturnYear05	15.56%
10 Years	rr_AverageAnnualReturnYear10	5.33%

[1]	The S&P 500® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.